Carrying Amount of Goodwill by Reportable Segments and Corporate Group (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2010	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Beginning Balance	$ 604,349	$ 647,387	$ 604,349
Goodwill on acquisition		1,035	88,284
Purchase accounting adjustments		(72)	0
Other	(45,246)	0	(45,246)
Ending Balance		648,350	647,387
Banco Popular De Puerto Rico [Member]
Goodwill [Line Items]
Beginning Balance	157,025	245,309	157,025
Goodwill on acquisition		1,035	88,284
Purchase accounting adjustments		(72)	0
Other		0	0
Ending Balance		246,272	245,309
Banco Popular North America [Member]
Goodwill [Line Items]
Beginning Balance	402,078	402,078	402,078
Goodwill on acquisition		0	0
Purchase accounting adjustments		0	0
Other		0	0
Ending Balance		402,078	402,078
Corporate [Member]
Goodwill [Line Items]
Beginning Balance	45,246	0	45,246
Goodwill on acquisition		0	0
Purchase accounting adjustments		0	0
Other		0	(45,246)
Ending Balance		$ 0	$ 0